MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)		9 Months Ended	12 Months Ended
	Jul. 06, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Oct. 31, 2019
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Impairment loss				$ 25,001
Exploration related expenses amount		$ 5,510	$ 44,991
Purchase of assets by company, description		The Extra High Property is subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party, 50% of which, or 0.75%, can be purchased by the Company at any time by paying $500,000.
Discovery Consultants Of Vernon [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount			44,991
Discovery Consultants Of Vernon [Member] | Phase 1 [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount			20,000
Discovery Consultants Of Vernon [Member] | Phase 2 [Member]
IfrsStatementLineItems [Line Items]
Exploration related expenses amount			$ 24,991
Colt Resources Inc [Member] | Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Cash payments	$ 15,000
Issuance of common stock shares	50,000
Extra High Claims [Member]
IfrsStatementLineItems [Line Items]
Interest rate		33.00%
Extra High Claims [Member] | Colt Resources Inc [Member]
IfrsStatementLineItems [Line Items]
Interest rate					67.00%